Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	GPS Funds II
Central Index Key	0001504079
Amendment Flag	false
Document Creation Date	Jan. 19, 2016
Document Effective Date	Jan. 20, 2016
Prospectus Date	Jul. 31, 2015
Service Shares Prospectus | GuideMark® Opportunistic Fixed Income Fund | Service Shares
Prospectus:
Trading Symbol	GMIFX
Service Shares Prospectus | GuidePath® Growth Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPSTX
Service Shares Prospectus | GuidePath® Conservative Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPTCX
Service Shares Prospectus | GuidePath® Tactical Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPTUX
Service Shares Prospectus | GuidePath® Absolute Return Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPARX
Service Shares Prospectus | GuidePath® Multi-Asset Income Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPMIX
Service Shares Prospectus | GuidePath® Flexible Income Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPIFX
Service Shares Prospectus | GuidePath® Managed Futures Strategy Fund | Service Shares
Prospectus:
Trading Symbol	GPMFX
Institutional Shares Prospectus | GuideMark® Opportunistic Fixed Income Fund | Institutional Shares
Prospectus:
Trading Symbol	GIOFX
Institutional Shares Prospectus | GuidePath® Growth Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GISRX
Institutional Shares Prospectus | GuidePath® Conservative Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GITTX
Institutional Shares Prospectus | GuidePath® Tactical Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GITUX
Institutional Shares Prospectus | GuidePath® Absolute Return Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GIARX
Institutional Shares Prospectus | GuidePath® Multi-Asset Income Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GIMTX
Institutional Shares Prospectus | GuidePath® Flexible Income Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GIXFX
Institutional Shares Prospectus | GuidePath® Managed Futures Strategy Fund | Institutional Shares
Prospectus:
Trading Symbol	GIFMX